Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allowance for Credit Losses [Abstract]
Balance at the beginning of the period	$ 562,106	$ 580,911
Provisions		(2,120)
Foreign exchange adjustment	(15,173)	(16,685)
Balance at the end of the period	$ 546,933	$ 562,106